Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding amount Of debt	The outstanding amount of debt as of March 31, 2023, matures by year as follows:
Year	Amount
2023	768,231
2024	1,070,034
2025	1,118,514
2026	700,256
2027	62,304
3,719,339
The outstanding amount of debt as of December 31, 2022 matures by year as follows:
Year	Amount
2023	$1,018,918
2024	1,066,808
2025	1,119,689
2026	700,256
2027	62,304
Total	$3,967,975

Schedule of Debt

A summary of the debt agreements is noted below:

March 31, 2023

Note Payable – Bank, $2,000,000 principle, secured by assets of SportsHub	$1,169,629
Note Payable – Bank, $3,250,000 principle, secured by assets of FCAC	2,549,710
3,719,339
Less unamortized debt issuance costs	17,375
Less current portion	1,030,802
Long-term debt	$2,671,162